Shareholders' Equity (Details)					12 Months Ended
		Dec. 05, 2023 USD ($)	Apr. 03, 2023 USD ($) $ / shares shares	Apr. 03, 2023 HKD ($)	Mar. 31, 2024 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2023 $ / shares	Dec. 04, 2023 $ / shares shares	Dec. 01, 2023 $ / shares shares	Nov. 30, 2023 $ / shares	Sep. 30, 2023 shares	Apr. 20, 2023 $ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Nov. 25, 2022 USD ($)	Nov. 25, 2022 HKD ($)	Nov. 21, 2022 USD ($) $ / shares shares	Sep. 30, 2022 shares	Mar. 31, 2022 shares
Shareholders’ Equity [Line Items]
Common stock, shares authorized	[1]				500,000,000	500,000,000
Ordinary shares outstanding	[1]				15,625,000	15,625,000
Numbers of ordinary shares par value (in Dollars per share) | $ / shares	[1]				$ 0.0001	$ 0.0001
Common stock, shares value (in Dollars) | $	[1]				$ 1,563	$ 1,563
Ordinary shares issued	[1]				15,625,000	15,625,000
IPO Investors at the consideration			$ 794,903	$ 6,240,000
Net proceeds (in Dollars) | $		$ 10,133,680
Underwriting discounts and offering expenses (in Dollars) | $		1,366,320
Gross proceeds (in Dollars) | $		11,500,000
IPO costs capitalized (in Dollars) | $													$ 442,762
Deferred IPO cost charged to additional paid-in capital (in Dollars) | $					$ 2,156,587
Debt due from capital contributions														$ (2,025,475)	$ 15,900,000
Existing Shareholder [Member]
Shareholders’ Equity [Line Items]
Numbers of ordinary shares par value (in Dollars per share) | $ / shares			$ 0.0001
Ordinary shares issued			80,000									11,385,000
Pre-IPO Investors [Member]
Shareholders’ Equity [Line Items]
Ordinary shares issued			10,000									1,265,000
Shareholders [Member]
Shareholders’ Equity [Line Items]
Numbers of ordinary shares par value (in Dollars per share) | $ / shares												$ 0.0001
Ordinary shares issued												12,650,000
Subdivide shares [Member]
Shareholders’ Equity [Line Items]
Common stock, shares authorized																10,000
Numbers of ordinary shares par value (in Dollars per share) | $ / shares																$ 0.0001
Ordinary shares issued			80,000
Subdivide shares [Member] | Existing Shareholder [Member]
Shareholders’ Equity [Line Items]
Ordinary shares issued												11,385,000
Share Capital [Member]
Shareholders’ Equity [Line Items]
Common stock, shares authorized						500,000,000										500,000,000
Ordinary shares outstanding						11,475,000
Numbers of ordinary shares par value (in Dollars per share) | $ / shares						$ 0.0001							$ 0.0001			$ 0.0001
Ordinary shares issued						11,475,000
Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares outstanding	[2]				15,625,000	15,625,000					12,750,000		11,475,000				11,475,000	11,475,000
Numbers of ordinary shares par value (in Dollars per share) | $ / shares						$ 0.0001
Ordinary shares issued						15,625,000
Ordinary Shares [Member] | Pre-IPO Investors [Member]
Shareholders’ Equity [Line Items]
Ordinary shares issued													10,000
Ordinary Shares [Member] | Investors [Member]
Shareholders’ Equity [Line Items]
Ordinary shares issued													1,265,000
Ordinary Shares [Member] | Cayman Islands [Member]
Shareholders’ Equity [Line Items]
Common stock, shares authorized						50,000
Ordinary shares outstanding						1
Numbers of ordinary shares par value (in Dollars per share) | $ / shares						$ 1
Ordinary Shares [Member] | Subdivide shares [Member]
Shareholders’ Equity [Line Items]
Numbers of ordinary shares par value (in Dollars per share) | $ / shares																$ 1
Ordinary Shares [Member] | Share Capital [Member]
Shareholders’ Equity [Line Items]
Ordinary shares outstanding																10,000
Numbers of ordinary shares par value (in Dollars per share) | $ / shares																$ 0.0001
Common stock, shares value (in Dollars) | $													$ 50,000			$ 50,000
Ordinary shares issued																10,000
IPO [Member]
Shareholders’ Equity [Line Items]
Numbers of ordinary shares par value (in Dollars per share) | $ / shares							$ 4
Ordinary shares issued									2,500,000
Price per share (in Dollars per share) | $ / shares									$ 4
IPO [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares issued									375,000
Over-Allotment Option [Member]
Shareholders’ Equity [Line Items]
Ordinary shares issued								375,000
Price per share (in Dollars per share) | $ / shares								$ 4		$ 4
Gross proceeds (in Dollars) | $		$ 11,500,000

[1]	Shares and per share data are presented on a retroactive basis to reflect the ordinary shares issuance and share split.
[2]	Shares and per share data are presented on a retroactive basis to reflect the ordinary shares issuance and share split.